Long-term Debt - Financial Covenants (Details)	Dec. 31, 2024
Debt Disclosure [Abstract]
Consolidated net debt-to-capitalization ratio	0.65
Consolidated net debt-to-capitalization ratio (as a percent)	0.53
Interest coverage ratio	2.50
Interest coverage ratio achieved	4.46